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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2010

If amended report check here          |_|           Amended Number:  0

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 15, 2011  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            91
                                              --------------

Form 13F Information Table Value Total:        $1,398,679
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101    42558     493141    SOLE                   X
8X8 Inc New Com       COM   282914100       78      32900    SOLE                   X
AT&T Inc              COM   00206R102    12858     437653    SOLE                   X
American Express      COM   025816109    16149     376258    SOLE                   X
Applied Materials     COM   038222105    46121    3282641    SOLE                   X
Arctic Cat Inc.       COM   039670104     2322     158580    SOLE                   X
Astec Industries In   COM   046224101      318       9805    SOLE                   X
Automatic Data Proc   COM   053015103    39669     857152    SOLE                   X
CDI Corp.             COM   125071100    17600     946729    SOLE                   X
CPI Corp.             COM   125902106    23609    1046944    SOLE                   X
CUMBERLAND PHARMA I   COM   230770109      488      81515    SOLE                   X
Campbell Soup Co      COM   134429109     1338      38510    SOLE                   X
Charles River Labor   COM   159864107     1224      34445    SOLE                   X
China Biologic Prod   COM   16938C106      313      19125    SOLE                   X
Cintas Corp           COM   172908105     9282     331965    SOLE                   X
Coca Cola             COM   191216100    67996    1033844    SOLE                   X
Colgate-Palmolive     COM   194162103    48425     602522    SOLE                   X
Comcast Corp Cl A     COM   20030N200    25080    1205179    SOLE                   X
Contango Oil & Gas    COM   21075N204      330       5705    SOLE                   X
Continental Telepho   COM   178677209      243      16430    SOLE                   X
Core-Mark Holding C   COM   218681104    16820     472599    SOLE                   X
Corning Inc.          COM   219350105      224      11600    SOLE                   X
Cytomedix             COM   23283B204       29      50000    SOLE                   X
Dell Inc              COM   24702R101    42789    3157838    SOLE                   X
Emerson Elec Co       COM   291011104    22286     389819    SOLE                   X
Exelon Corp           COM   30161N101    15782     379019    SOLE                   X
Exxon Mobil Corp      COM   30231G102    18588     254212    SOLE                   X
FedEx Corporation     COM   31428X106     7059      75895    SOLE                   X
Flexsteel Inds        COM   339382103      289      16290    SOLE                   X
Frontier Oil Corp     COM   35914P105    19725    1095203    SOLE                   X
General Electric      COM   369604103    31152    1703232    SOLE                   X
Granite Contruction   COM   387328107    13462     490787    SOLE                   X
Harsco Corp           COM   415864107    41403    1461965    SOLE                   X
Heidrick & Struggls   COM   422819102     4535     158283    SOLE                   X
Hutchinson Tech Inc   COM   448407106     7491    2019052    SOLE                   X
INTERCLICK INC COM    COM   458483203      682     126935    SOLE                   X
Intel Corp            COM   458140100    32079    1525399    SOLE                   X
Iron Mountain Inc     COM   462846106     7161     286323    SOLE                   X
Jacobs Engineering    COM   469814107    19048     415438    SOLE                   X
Johnson & Johnson     COM   478160104      291       4702    SOLE                   X
Korn Ferry Intl       COM   500643200      252      10925    SOLE                   X
Kroger Co.            COM   501044101     1613      72150    SOLE                   X
L S Starrett Co       COM   855668109      635      54343    SOLE                   X
LECG Corp             COM   523234102      540     390981    SOLE                   X
Lawson Products       COM   520776105     1962      78825    SOLE                   X
Learning Tree         COM   522015106      207      21633    SOLE                   X
Lowes Cos             COM   548661107     1036      41320    SOLE                   X
Lydall Inc.           COM   550819106     9543    1185453    SOLE                   X
MDC Hldgs             COM   552676108    32174    1118307    SOLE                   X
MEDIDATA SOLUTIONS    COM   58471A105      274      11465    SOLE                   X
MEMC Electronic Mat   COM   552715104     7615     676267    SOLE                   X
MGP INGREDIENTS INC   COM   55302G103      408      37000    SOLE                   X
Marsh & McLennan      COM   571748102    47085    1722217    SOLE                   X
Masco Corp            COM   574599106    32287    2550312    SOLE                   X
Maxwell Technologie   COM   577767106    27550    1458449    SOLE                   X
Medizone              COM   585013105       27     142500    SOLE                   X
Medtronic             COM   585055106    11009     296825    SOLE                   X
Microsoft Corp        COM   594918104    85784    3073592    SOLE                   X
Molex Inc             COM   608554101      593      26080    SOLE                   X
NABI BIOPHARMACEUTI   COM   629519109      375      64785    SOLE                   X
NOVA MEASURING INST   COM   M7516K103      275      33050    SOLE                   X
Newport Corp.         COM   651824104    26588    1525432    SOLE                   X
News Corp Class A     COM   65248E104    15925    1093773    SOLE                   X
P C CONNECTION COM    COM   69318J100      508      57285    SOLE                   X
Paychex Inc.          COM   704326107    15270     494003    SOLE                   X
Penney (J.C.)         COM   708160106     5186     160520    SOLE                   X
Pool Corp             COM   73278L105      218       9667    SOLE                   X
Powell Industries I   COM   739128106      855      26015    SOLE                   X
Procter & Gamble      COM   742718109    20297     315513    SOLE                   X
Proshares TR PSHS U   COM   74347R834     1306     103990    SOLE                   X
Proshares Tr Pshs S   COM   74347R826     3686     114555    SOLE                   X
Rudolph Technologie   COM   781270103     3020     366980    SOLE                   X
SILICON GRAPHICS IN   COM   82706L108      350      38815    SOLE                   X
SeaBright Holdings    COM   811656107    14653    1589304    SOLE                   X
Standard Motor Prod   COM   853666105      318      23235    SOLE                   X
Staples Inc.          COM   855030102    10395     456518    SOLE                   X
Steelcase Inc.        COM   858155203     4888     462396    SOLE                   X
THERAGENICS CORP CO   COM   883375107       36      23500    SOLE                   X
Texas Instruments     COM   882508104    33370    1026768    SOLE                   X
Thermo Fisher Scien   COM   883556102    14275     257862    SOLE                   X
Tidewater Inc         COM   886423102    43558     809023    SOLE                   X
Toll Brothers Inc     COM   889478103    10453     550162    SOLE                   X
ULTRALIFE CORP COM    COM   903899102      119      18050    SOLE                   X
United Parcel Servi   COM   911312106    26177     360667    SOLE                   X
Valero Energy Corp    COM   91913Y100    36394    1574120    SOLE                   X
Verizon Communicati   COM   92343v104    28547     797854    SOLE                   X
Wal-Mart Stores Inc   COM   931142103    68587    1271774    SOLE                   X
Walgreen Co.          COM   931422109    25154     645633    SOLE                   X
Walt Disney           COM   254687106    34541     920844    SOLE                   X
Wells Fargo & Co      COM   949746101    35298    1139007    SOLE                   X
ZAGG INCORPORATED C   COM   98884U108      567      74395    SOLE                   X